EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 13:-	EQUITY

a.	Treasury stock:

In October 2011, the Company's Board of Directors approved a share repurchase plan pursuant to which the Company was authorized to purchase up to 4,000,000 of its outstanding ordinary shares. During the year ended December 31, 2011, the Company purchased 1,204,757 of its outstanding ordinary shares under this share repurchase plan, at a weighted average price per share of $ 3.33.

b.	Warrants issued to nonemployees:

During the years ended December 31, 2008, 2010 and 2011, the Company granted warrants to purchase 10,000, 25,000 and 2,500 shares at a weighted average exercise price of $ 4.82, $ 2.92 and $ 3.57 per share, respectively, in each case expiring seven years from the date of grant. The Company recorded immaterial compensation expenses with respect to the grant of these warrants in accordance with ASC 505. During 2010, 5,000 warrants were exercised. As of December 31, 2010 and 2011, 30,000 and 32,500 warrants issued to consultants are outstanding, out of which 10,000 and 17,500 warrants are exercisable, respectively.

c.	Employee Stock Purchase Plan:

In May 2001, the Company's Board of Directors adopted the Employee Stock Purchase Plan ("ESPP" or "the Purchase Plan"), which was amended, in July 2007. The Purchase Plan, as amended, provides for the issuance of up to 6,500,000 ordinary shares. As of December 31, 2011, 1,761,317 shares were available for future issuance under the Purchase Plan. Eligible employees can have up to 10% of their wages, up to certain maximums, used to purchase ordinary shares. The Purchase Plan is implemented with purchases every six months. The price of the ordinary shares purchased under the Purchase Plan is equal to 85% of the lower of the fair market value of the ordinary shares on the commencement date of each offering period or on the semi-annual purchase date. The Purchase Plan is considered a compensatory plan. Therefore, the Company records compensation expense in accordance with ASC 718, "Compensation - Stock Compensation", with respect to purchases under the Purchase Plan.

During the year ended December 31, 2011, 288,515 shares were issued under the Purchase Plan for aggregate consideration of $ 1,187. As of December 31, 2011, the Company's Board of Directors decided to suspend the Purchase Plan for the employees of the Company's U.S subsidiary and the Purchase Plan for the Company and its non-U.S subsidiaries has expired.

d.	Employee Stock Option Plans:

In the year ended December 31, 2008, the Board of Directors approved the 2008 Equity Incentive Plan that became effective in January 2009. As of December 31, 2011, the total number of shares authorized for grant under this Plan is 1,327,445.

Stock options granted under the abovementioned plan are exercisable at the fair market value of the ordinary shares at the date of grant and usually expire seven or ten years from the date of grant. The options generally vest over four years from the date of grant. Any options that are forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Group's stock option activity and related information for the year ended December 31, 2011:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	4,612,530	$7.32
Changes during the year:
Granted	667,201	$5.18
Exercised	(112,737)	$4.58
Forfeited	(454,438)	$6.38
Expired	(818,000)	$12.27

Options outstanding at end of year	3,894,556	$6.10	4.2	$1,824

Vested and expected to vest	3,505,100	$6.10	4.2	$1,642

Options exercisable at end of year	2,355,134	$7.44	2.4	$845

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 1.22, $ 1.96 and $ 2.69, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

Total intrinsic value of options exercised for the twelve months ended December 31, 2009, 2010 and 2011 was $ 130, $ 2,946 and $ 44, respectively. As of December 31, 2011, there was $ 2,750 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. That cost is expected to be recognized over a weighted-average period of 1.55 years.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise prices, as follows:

Range of exercise price	Options outstanding as of December 31, 2011	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable as of December 31, 2011	Weighted average exercise price of exercisable options
		(Years)

$0.00-1.10	54,316	5.66	$0.01	20,408	$0.01
$1.50-2.51	630,625	4.49	$2.09	328,875	$2.07
$2.57-4.00	690,259	8.47	$3.22	162,712	$2.89
$4.08-6.49	1,089,456	4.48	$5.41	594,739	$5.68
$6.51-9.24	220,500	5.41	$7.28	39,000	$6.70
$9.32-14.76	1,209,400	1.17	$10.52	1,209,400	$10.52

	3,894,556	4.2	$6.10	2,355,134	$7.44

The following is a summary of the Group's restricted share units ("RSUs") activity and related information for the year ended December 31, 2011:

	Number of shares	Weighted average grant date fair value

Outstanding at beginning of year	172,354	$4.59
Changes during the year:
Granted	257,600	$5.66
Exercised	(162,270)	$5.84
Forfeited	(3,000)	$5.66

RSUs outstanding at end of year	264,684	$4.89

During the years ended December 31, 2010 and 2011, the share based compensation expenses related to the RSUs granted amounted to $ 678 and $ 786, respectively.

As of December 31, 2010, the Company recorded a liability based on its fair value in the amount of $ 500 relating to a commitment to grant RSUs that were granted in January 2011. In addition, the Company recorded a liability in its fair value in the amount of $ 160 relating to a commitment to grant RSUs subject to the Company's share price achieving a specified level in the period in between the grant date and January 1, 2013. On January 26, 2011, 141,666 RSUs were granted.

e.	During 2008 and 2009, the Company extended the exercise period of 895,138 and 231,400 options, respectively, granted to employees by a period of 1-2 years and re-priced the exercise price to certain employees. Total options that were re-priced in 2008 and 2009, were 100,000 and 50,000, respectively. The exercise price was adjusted in 2008 from a range of $ 5.7-$ 6.7 to $ 4.17 and in 2009 from a range of $ 4.17-$ 14.76 to $ 0.00.

The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $ 208, $ 14 and $ 0 for the years ended December 31, 2009, 2010 and 2011, respectively.

f.	Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to pay cash dividends in the foreseeable future. (See also Note 13a.)